CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income (loss)	$ 126,709	$ (5,098)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	37,158	3,800
Depreciation, amortization and accretion, net	(53,794)	(2,533)
Net realized gains on securities	(4,937)	(112)
Bargain purchase gain	(12,585)
Deferred income taxes	15,829	(6,426)
Other, net	6,249	612
Net change in trading securities	31,267	12,900
Net change in broker-dealer and clearing organization receivables	21,219	43,309
Net change in other assets	7,465	(541)
Net change in broker-dealer and clearing organization payables	(55,247)	(46,509)
Net change in loss and loss adjustment expense reserve	(6,544)	(10,823)
Net change in unearned insurance premiums	5,824	1,937
Net change in other liabilities	(34,540)	9,025
Net gains from sale of loans	(457,531)	(50,384)
Loans originated for sale	(11,752,800)	(1,344,577)
Proceeds from loans sold	12,522,963	1,510,639
Net cash provided by (used in) operating activities	396,705	115,219
Investing Activities
Proceeds from sales, maturities and principal reductions of securities available for sale	381,890	77,445
Purchases of securities available for sale	(372,998)	(224,893)
Net change in loans	(140,437)	10,673
Purchases of premises and equipment and other assets	(33,066)	(17,412)
Proceeds from sales of premises and equipment and other real estate owned	21,233	1,377
Net cash received for Federal Home Loan Bank and Federal Reserve Bank stock	4,600
Net cash from FNB Transaction and PlainsCapital Merger	362,695	165,679
Net cash provided by (used in) investing activities	223,917	12,869
Financing Activities
Net change in deposits	(210,491)	207,997
Net change in short-term borrowings	(386,163)	(185,812)
Proceeds from notes payable	2,000
Payments on notes payable	(3,262)	(766)
Payments to repurchase common stock		(1,298)
Dividends paid on preferred stock	(2,985)
Net cash distributed to noncontrolling interest	(2,640)	(229)
Other, net	2,482	(40)
Net cash provided by (used in) financing activities	(601,059)	19,852
Net change in cash and cash equivalents	19,563	147,940
Cash and cash equivalents, beginning of year	726,460	578,520
Cash and cash equivalents, end of year	746,023	726,460
Supplemental Disclosures of Cash Flow Information
Cash paid for interest	31,805	10,371
Cash paid for income taxes, net of refunds	73,802	(184)
Supplemental Schedule of Non-Cash Activities
Redemption of senior exchangeable notes	83,950
Conversion of loans to other real estate owned	25,639
Preferred stock issued in acquisition		114,068
Common stock issued in acquisition		$ 387,583